Prepaid expenses, and other receivables and assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses Deposits And Other Assets [Abstract]
Prepaid expenses	$ 1,308	$ 2,499
Accounts receivable	2,834	2,347
Brokerage firm receivables	7,023	4,804
Deposits and other receivables and assets	1,901	2,741
Total	$ 13,067	$ 12,391